Segment Information (Tables)	6 Months Ended
Jun. 30, 2018
Segment Information
Reporting Information by Segment
	Drybulk Segment		Offshore support Segment		Tanker Segment		Gas Carrier Segment		Other		Total
	Six-month period ended June 30,		Six-month period ended June 30,		Six-month period ended June 30,		Six-month period ended June 30,		Six-month period ended June 30,		Six-month period ended June 30,
	2017	2018	2017	2018	2017	2018	2017	2018	2017	2018	2017	2018
Revenues from external customers	$20,714	$45,281	$3,819	$-	$3,606	$21,147	$50	$20,883	$-	$-	$28,189	$87,311
Income tax expense	-	-	(20)	(2)	-	-	-	-	-	-	(20)	(2)
Net income/(loss)	$(14,906)	$3,040	$(7,119)	$(2,886)	$(2,813)	$(305)	$(1,513)	$4,500	$-	$-	$(26,351)	$4,349

	December 31, 2017	June 30, 2018	December 31, 2017	June 30, 2018	December 31, 2017	June 30, 2018	December 31, 2017	June 30, 2018	December 31, 2017	June 30, 2018	December 31, 2017	June 30, 2018
Total assets	$348,657	$473,457	$26,871	$27,990	$202,543	$261,522	$322,854	$328,088	$34,000	$34,000	$934,925	$1,125,057